FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management (Offshore) LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11215

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
-----------------
(Signature)

White Plains, New York
----------------------
(City, State)

August 8, 2005
---------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $132,636 (thousands)

List of Other Included Managers:

         None

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                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 6/30/05                       Name of Reporting Manager:  Troob Capital Management (Offshore) LLC

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

Abitibi-Consolidated Inc         COM              003924107     3,852    864,325   SH          SOLE              864,325  -     -
BE Aerospace Inc                 COM              073302101    10,898    697,254   SH          SOLE              697,254  -     -
Bowater Inc                      COM              102183900       156      1,786   SH  CALL    SOLE                1,786  -     -
Charter Communications Inc D     CL A             16117M107     1,596  1,352,262   SH          SOLE            1,352,262  -     -
Comcast Corp New                 CL A             20030N101    12,347    402,171   SH          SOLE              402,171  -     -
Constar Intl Inc New             COM              21036U107       687    183,601   SH          SOLE              183,601  -     -
Crown Holdings Inc               COM              228368906       213      2,031   SH  CALL    SOLE                2,031  -     -
Crown Holdings Inc               COM              228368106    17,064  1,199,177   SH          SOLE            1,199,177  -     -
CVS Corp                         COM              126650100    11,250    386,988   SH          SOLE              386,988  -     -
General Motors Corp              COM              370442955       668      2,844   SH  PUT     SOLE                2,844  -     -
General Motors Corp              COM              370442955       453        963   SH  PUT     SOLE                  963  -     -
General Motors Corp              COM              370442105     9,254    272,171   SH          SOLE              272,171  -     -
Georgia-Pacific Corp.            COM              373298108     7,820    245,897   SH          SOLE              245,897  -     -
Giant Industries Inc             COM              374508109     9,743    270,643   SH          SOLE              270,643  -     -
Grey Wolf Inc                    COM              397888108     4,528    611,104   SH          SOLE              611,104  -     -
IShares Trust                    RUSSELL 2000     464287655     2,038     32,000   SH          SOLE               32,000  -     -
IShares Trust                    RUSSELL 2000     464287955       225      9,017   SH  PUT     SOLE                9,017  -     -
IShares Trust                    RUSSELL 2000     464287955        73        807   SH  PUT     SOLE                  807  -     -
IShares Trust                    RUSSELL 2000     464287955       400      2,425   SH  PUT     SOLE                2,425  -     -
Methanex Corp.                   COM              59151K108     3,063    187,031   SH          SOLE              187,031  -     -
Nations Health Warrants          W EXP 8/24/2007  63860C118       782    651,681   SH          SOLE              651,681  -     -
Northwest Airlines Corp          CL A             667280101     2,991    655,861   SH          SOLE              655,861  -     -
Oil Services Holders Trust       COM              678002956       348      1,121   SH  PUT     SOLE                1,121  -     -
Oil Services Holders Trust       COM              678002956        42      1,192   SH  PUT     SOLE                1,192  -     -
PanAmSat Holding Corp            COM              69831Y105       765     37,300   SH          SOLE               37,300  -     -
Parker Drilling Co.              COM              701081101    12,856  1,833,920   SH          SOLE            1,833,920  -     -
Payless Shoesource Inc           COM              704379906     1,343      1,865   SH  CALL    SOLE                1,865  -     -
Payless Shoesource Inc           COM              704379906       436      2,234   SH  CALL    SOLE                2,234  -     -
Polyone Corp                     COM              73179P106     1,733    261,825   SH          SOLE              261,825  -     -
Smurfit-Stone Container Corp     COM              832727101     2,029    199,537   SH          SOLE              199,537  -     -
Tenet Healthcare Corp            COM              88033G900     1,297     10,374   SH  CALL    SOLE               10,374  -     -
United Rentals Inc               COM              911363109    10,206    505,013   SH          SOLE              505,013  -     -
Visteon Corp                     COM              92839U107     1,055    174,974   SH          SOLE              174,974  -     -
Young Broadcasting Inc           CL A             987434107       426    102,703   SH          SOLE              102,703  -     -


                                              Value Total    $132,636

                                              Entry Total:         34
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